UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4880

DREYFUS PREMIER GNMA FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	03/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier GNMA Fund
March 31, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--104.0%	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies/Mortgage-Backed--102.3%
Government National Mortgage Association I:
5.00%			18,410,000 a	17,834,687
5.00%, 9/15/33 - 1/15/34			866,970	841,126
5.50%, 6/15/20 - 9/15/35			32,131,405	31,848,719
6.00%, 10/15/19 - 10/15/33			8,383,779	8,493,660
6.50%, 10/15/08 - 5/15/28			1,509,855	1,543,219
7.50%, 2/15/22 - 12/15/23			605,974	637,886
8.00%, 4/15/08 - 12/15/22			754,979	795,005
8.50%, 10/15/16 - 11/15/22			336,703	362,562
9.00%, 11/15/19 - 12/15/22			279,390	301,916
9.50%, 5/15/18 - 1/15/25			240,751	265,653
Ser. 2004-43, Cl. A, 2.82%,
12/16/19			889,511	845,590
Ser. 2005-34, Cl. A, 3.96%,
9/16/21			523,139	508,700
Ser. 2005-76, Cl. A, 3.96%,
5/16/30			1,189,776	1,146,323
Ser. 2005-79, Cl. A, 4.00%,
10/16/33			1,191,967	1,149,513
Ser. 2005-50, Cl. A, 4.02%,
10/16/26			971,535	940,640
Ser. 2005-29, Cl. A, 4.02%,
7/16/27			563,667	543,753
Ser. 2005-42, Cl. A, 4.05%,
7/16/20			1,256,472	1,221,834
Ser. 2004-51, Cl. A, 4.15%,
2/16/18			588,881	573,157
Ser. 2005-67, Cl. A, 4.22%,
6/16/21			2,595,111	2,529,451
Ser. 2005-52, Cl. A, 4.29%,
1/16/30			393,579	382,586
Ser. 2005-59, Cl. A, 4.39%,
5/16/23			471,789	460,824
Ser. 2005-32, Cl. B, 4.39%,
8/16/30			500,000	485,875
Ser. 2005-87, Cl. A, 4.45%,
3/16/25			1,213,227	1,181,945
Government National Mortgage Association II:
4.38%, 4/20/30 - 6/20/32			1,649,320 b	1,655,900
4.50%, 7/20/30 - 7/20/32			676,075 b	675,974
5.00%, 9/20/33 - 1/20/36			9,465,380	9,140,772
5.50%, 1/20/34 - 1/20/36			14,097,375	13,925,487
6.00%, 6/20/35 - 1/20/36			8,986,228	9,067,602
6.50%, 5/20/31			1,835,183	1,884,494

7.00%, 1/20/30 - 4/20/32	2,158,560	2,234,274
7.50%, 9/20/30	16,663	17,351
9.00%, 7/20/25	157,624	170,677
		113,667,155
U.S. Treasury Inflation Protected Securities--1.7%
1.63%, 1/15/15	2,009,033 c,d	1,896,598
Total Bonds and Notes
(cost $117,758,105)		115,563,753

Other Investment--.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $503,000)	503,000 [e]	503,000
	Principal
Short-Term Investments--11.8%	Amount ($)	Value ($)

Agency Discount Notes--.2%
Federal National Mortgage
Association, 4.65%, 6/7/06	175,000 f	173,486
U.S. Treasury Bills--11.6%
4.02%, 4/6/06	1,000,000	999,640
4.27%, 4/20/06	5,000,000	4,989,300
4.31%, 4/27/06	3,000,000	2,991,000
4.40%, 5/4/06	1,000,000	996,140
4.52%, 5/18/06	3,000,000	2,983,290
		12,959,370
Total Short-Term Investments
(cost $13,130,560)		13,132,856
Investment of Cash Collateral for
Securities Loaned--1.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $1,706,375)	1,706,375 [e]	1,706,375

Total Investments (cost $133,098,040)	117.8%	130,905,984
Liabilities, Less Cash and Receivables	(17.8%)	(19,745,119)
Net Assets	100.0%	111,160,865
a	Purchased on a forward commitment basis.
b	Variable rate security--interest rate subject to periodic change.
c	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
d	A portion of this security is on loan. At March 31, 2006, the total market value of the fund's
	security on loan is $1,666,262 and the total market value of the collateral held by the fund is $1,706,375.
e	Investments in affiliated money market mutual fund.
f	Held by a broker as collateral for open financial futures positions.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER GNMA FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	May 23, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	May 23, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)